Corporate Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2021 Flights	Dec. 31, 2021 Destinations	Dec. 31, 2021 Country	Dec. 31, 2021 Aircraft	Dec. 31, 2020 Airlines Country Destinations
Parent company information [line items]
Number of Aircrafts, Operated			204			91
Number of Airline Destinations | Destinations				69
Number of Airline Destination Countries | Country					29
Increase in Number of International Airline Destinations | Destinations				150
Commercial alliance renewed	five years
Property Plant and Equipment Aircraft Useful Life		9 years 1 month 6 days
Boeing 737-800 [member]
Parent company information [line items]
Number of Aircrafts, Operated | Aircraft						68
Boeing 737-700 [member]
Parent company information [line items]
Number of Aircrafts, Operated | Aircraft						9
Boeing 737-MAX [Member]
Parent company information [line items]
Number of Aircrafts, Operated | Aircraft						14
ConnectMiles [member] | Star Alliance Airlines [member]
Parent company information [line items]
Number of destinations | Destinations							1,300
Number of countries | Country							195
ConnectMiles [member] | Star Alliance Airlines [member] | Bottom of range [member]
Parent company information [line items]
Number of airlines | Airlines							26